Loans, Impaired Loans and Allowance for Credit Losses - Loans Maturities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 556,899	[1]	$ 508,696
Allowance for credit losses	(5,065)	[1]	(4,327)
Total loans net of allowance for credit losses	551,834	[1]	504,369
Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	152,274		139,138
Total loans net of allowance for credit losses	152,274		139,138
One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	307,208		283,532
Total loans net of allowance for credit losses	307,208		283,532
Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	22,479		18,173
Total loans net of allowance for credit losses	22,479		18,173
Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,506		10,494
Total loans net of allowance for credit losses	12,506		10,494
No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	62,432		57,359
Allowance for credit losses	(5,065)		(4,327)
Total loans net of allowance for credit losses	57,367		53,032
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	253,357		236,916
Allowance for credit losses	(678)
Total loans net of allowance for credit losses	252,679
Residential mortgages [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	49,762		45,462
Residential mortgages [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	180,563		171,908
Residential mortgages [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,326		9,098
Residential mortgages [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,040		8,919
Residential mortgages [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,666		1,529
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	96,019		89,227
Allowance for credit losses	(2,109)
Total loans net of allowance for credit losses	93,910
Loans to consumers [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	17,422		15,952
Loans to consumers [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	35,050		31,500
Loans to consumers [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,775		4,478
Loans to consumers [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	693		815
Loans to consumers [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	38,079		36,482
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16,485		14,104
Allowance for credit losses	(1,213)
Total loans net of allowance for credit losses	15,271
Credit Card [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16,485		14,104
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	191,038		168,449
Allowance for credit losses	(1,065)
Total loans net of allowance for credit losses	189,973
Business and government [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	85,090		77,724
Business and government [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	91,595		80,124
Business and government [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,378		4,597
Business and government [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	773		760
Business and government [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,202		5,244
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	240,198		220,114
Total loans net of allowance for credit losses	240,198		220,114
Floating interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	59,351		56,862
Floating interest rate [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	37,003		39,004
Floating interest rate [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,334		4,733
Floating interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	138,510		119,515
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	311,566		283,714
Total loans net of allowance for credit losses	311,566		283,714
Fixed interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	191,802		178,044
Fixed interest rate [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	58,007		49,137
Fixed interest rate [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,151		9,371
Fixed interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	50,606		47,162
Non-rate sensitive [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,135		4,868
Allowance for credit losses	(5,065)		(4,327)
Total loans net of allowance for credit losses	70		541
Non-rate sensitive [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,204		2,010
Non-rate sensitive [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,009		1,086
Non-rate sensitive [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,922		$ 1,772

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).